Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Investment income
Interest income	$ 32,603	$ 222,944
Payment-in-kind interest income	601	6,844
Dividend income		29
Fee income	132	570
Total investment income	33,336	230,387
Expenses
Interest and other debt financing expenses	10,724	73,398
Base management fee	2,049	14,154
Incentive fee	2,374	17,349
Professional fees	1,414	7,587
Administrative service fee	212	1,976
General and administrative expenses	1,205	428
Total expenses	17,978	115,070
Incentive fee waived (Note 3)	(340)	0
Expense support (Note 3)	(1,257)	(667)
Expense support recoupment (Note 3)		885
Net expenses	16,381	115,288
Net investment income	16,955	115,099
Excise and income tax		109
Net realized gain (loss) from:
Non-controlled/non-affiliate company investments	89	(6,629)
Foreign currency transactions	1,507	172
Net realized gain (loss) on investment transactions	1,596	(6,457)
Net change in unrealized appreciation (depreciation) from:
Non-controlled/non-affiliate company investments	692	11,722
Translation of assets and liabilities in foreign currencies	(1,279)	113
Net change in unrealized appreciation (depreciation) on investment transactions	(587)	11,835
Net gain (loss) on investment transactions	1,009	5,378
Net realized gain (loss) on extinguishment of debt	(1,541)	1,274
Net increase (decrease) in net assets resulting from operations	16,423	121,642
Per Common Share Data
Net income	16,423	121,642
Common Class I
Net change in unrealized appreciation (depreciation) from:
Net increase (decrease) in net assets resulting from operations	16,423	119,726
Per Common Share Data
Net income	$ 16,423	$ 119,726
Basic weighted average Class I common shares outstanding (in shares)	26,035,443	44,385,411
Diluted weighted average Class I common shares outstanding (in shares)	26,035,443	44,385,411
Basic earnings per Class I common share (in dollars per share)	$ 0.63	$ 2.70
Diluted earnings per Class I common share (in dollars per share)	$ 0.63	$ 2.70
Common Class S
Expenses
Distribution and shareholder servicing fees		$ 178
Net change in unrealized appreciation (depreciation) from:
Net increase (decrease) in net assets resulting from operations		1,916
Per Common Share Data
Net income		$ 1,916
Basic weighted average Class I common shares outstanding (in shares)		1,666,686
Diluted weighted average Class I common shares outstanding (in shares)		1,666,686
Basic earnings per Class I common share (in dollars per share)		$ 1.15
Diluted earnings per Class I common share (in dollars per share)		$ 1.15